Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cost of sales
Salaries and employee benefits	$ 7,795	$ 8,226	$ 22,261	$ 24,047
Raw materials and consumables	3,600	8,603	16,726	25,793
Utilities	985	1,090	3,126	3,367
Transportation costs	373	1,308	1,945	4,258
Other costs	2,682	1,509	7,224	4,692
Costs before intended use	6,759	454	12,995	871
Changes in inventories	(3,511)	(978)	(2,900)	(1,034)
Inventory write-downs (Note 6)	1,455	53	3,379	871
Cost of sales	$ 20,138	$ 20,265	$ 64,756	$ 62,865